Taxation (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Taxation Text Block [Abstract]
Schedule of income tax expense in the interim condensed consolidated statement of profit or loss
	Six months ended June 30 2022 £’000	Six months ended June 30 2021 £’000

Current income tax expense	—	(24)
Deferred tax credit relating to origination and reversal of temporary differences	9,865	7,350
Income tax credit recognized in statement of profit or loss	9,865	7,326